Basis of Presentation	12 Months Ended
Jul. 31, 2021
Disclosure of associates [abstract]
Basis of Presentation

2. Basis of Presentation

Statement of Compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the international Accounting Standards Board (“IASB”) and interpretations of the IFRS Interpretations Committee (“IFRIC”).

The policies applied in these consolidated financial statements are based on IFRS effective as of July 31, 2021.

Basis of Presentation

The consolidated financial statements are prepared on a going concern basis and have been presented in United States dollars which is the Company’s reporting currency. A summary of the significant accounting policies is provided in Note 3.

Retroactive Adjustment for Reverse Stock Split

In December 2019, the Board and TSX Venture approved a 1-for-300 reverse stock split, or the Reverse Split, which was implemented effective January 2, 2020. Consequently, all share numbers, share prices, and exercise prices have been retroactively adjusted in these consolidated financial statements for all periods presented.

BriaCell Therapeutics Corp

Notes to the Consolidated Financial Statements

For the Years Ended July 31, 2021 and 2020

(Expressed in US Dollars)

2 Basis of Presentation (continued)

Basis of Measurement

These consolidated financial statements have been prepared on a going concern basis, under the historical cost basis, except for financial instruments which have been measured at fair value.

Basis of Consolidation

These consolidated financial statements include the accounts of BriaCell and its wholly-owned US subsidiary BriaCell Therapeutics Corp. (“BTC”) and BTC’s wholly owned subsidiary – Sapientia Pharmaceuticals, Inc. (“Sapientia”). The financial statements of the subsidiaries are included in the consolidated financial statements from the date that control commenced until the date control ceases. Control exists when the Company has the power directly or indirectly, to govern the financial and operating policies of an entity so as to obtain benefits from its activities. The Company applies the acquisition method to account for business combinations in accordance with IFRS 3.

All inter–company balances, and transactions, have been eliminated upon consolidation.

Functional Currency and Presentation Currency

The financial statements of each company within the consolidated group are measured using their functional currency which is the currency of the primary economic environment in which an entity operates. The Company changed its functional currency from the Canadian dollar (C$) to the United States dollar (US$) as of May 1, 2021. The change in presentation currency is a voluntary change which is accounted for retrospectively. For comparative reporting purposes, historical financial information has been translated to United States dollars which is disclosed in the tables below using the exchange rate as of May 1, 2021, which is the date of the change in the functional and presentation currency.

BriaCell Therapeutics Corp

Notes to the Consolidated Financial Statements

For the Years Ended July 31, 2021 and 2020

(Expressed in US Dollars)

2 Basis of Presentation (continued)

Functional Currency and Presentation Currency (continued)

The following shows the restatement of prior period information:

	July, 31 2020 reported,CAD	Foreign Currency Translation	July, 31 2020 restated,USD	August, 1 2019 reported,CAD	Foreign Currency Translation	August, 1 2019 restated,USD
ASSETS

Current assets
Cash	$26,104	$(4,855)	$21,249	$192,916	$(35,882)	$157,034
Amounts receivable	27,660	(5,145)	22,515	3,459	(643)	2,816
Prepaid expenses	267,444	(49,745)	217,699	10,667	(1,984)	8,683
Total current assets	321,208	(59,745)	261,463	207,042	(38,509)	168,533

Investments	2	-	2	2	-	2
Intellectual property	320,474	(59,608)	260,866	339,215	(63,094)	276,121

Total Assets	$641,684	$(119,353)	$522,331	$546,259	$(101,603)	$444,656

LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)

Current liabilities
Accounts payable and accrued liabilities	$4,562,856	$(848,844)	$3,714,012	$996,172	$(185,377)	$810,795
Short term loans	306,878	(57,079)	249,799	396,224	(73,698)	322,526
Total current liabilities	4,869,734	(905,923)	3,963,811	1,392,396	(259,075)	1,133,321

Long term liabilities
Government Loans	191,572	(35,632)	155,940	-	-	-
Total long term liabilities	191,572	(35,632)	155,940	-	-	-

Shareholders’ equity
Share capital	15,065,961	(2,802,103)	12,263,858	13,651,217	(2,538,962)	11,112,255
Share-based payment reserve	739,193	(141,642)	597,551	877,089	(167,291)	709,798
Warrant reserve	2,271,910	(422,575)	1,849,335	2,870,442	(533,902)	2,336,540
Accumulated other comprehensive loss	(170,374)	31,690	(138,684)	(124,295)	23,119	(101,176)
Deficit	(22,326,312)	4,156,832	(18,169,480)	(18,120,590)	3,374,509	(14,746,082)
Total shareholders’ equity (deficit)	(4,419,622)	822,202	(3,597,420)	(846,137)	157,472	(688,665)

Total liabilities and shareholders’ equity (deficit)	$641,684	$(119,353)	$522,331	$546,259	$(101,603)	$444,656

BriaCell Therapeutics Corp

Notes to the Consolidated Financial Statements

For the Years Ended July 31, 2021 and 2020

(Expressed in US Dollars)

2 Basis of Presentation (continued)

Functional Currency and Presentation Currency (continued)

The following shows the restatement of prior period information (continued):

	July, 31 2020 reported,CAD	Foreign Currency Translation	July, 31 2020 restated,USD	August, 1 2019 reported,CAD	Foreign Currency Translation	August, 1 2019 restated,USD

Expenses:
Research and development costs	$2,980,144	$(554,306)	$2,425,838	$4,917,287	$(914,611)	$4,002,676
General and administration costs	1,857,465	(345,550)	1,511,915	1,244,471	(231,471)	1,013,000
Share-based compensation	2,071	(385)	1,686	60,586	(11,269)	49,317
Total Expenses	4,839,680	(900,241)	3,939,439	6,222,344	(1,157,351)	5,064,993

Operating Loss	(4,839,680)	900,241	(3,939,439)	(6,222,344)	1,157,351	(5,064,993)
Interest income				12,004	(2,233)	9,771
Interest expense	(36,216)	6,736	(29,480)	(31,317)	5,825	(25,492)
Change in fair value of convertible debt	(79,119)	14,734	(64,385)	420,585	(78,228)	342,357
Gain from government grant	28,604	(5,320)	23,284	-	-	-
Foreign exchange income (loss)	(17,810)	3,294	(14,516)	31,410	(5,842)	25,568
	(104,541)	19,444	(85,097)	432,682	(80,478)	352,204

Loss For The Year	(4,944,221)	919,685	(4,024,536)	(5,789,662)	1,076,873	(4,712,789)

Foreign currency translation adjustment	(46,079)	8,571	(37,508)	(18,781)	3,493	(15,288)

Comprehensive Loss for the Year	$(4,990,300)	$928,256	$(4,062,044)	$(5,808,443)	$1,080,366	$(4,728,077)

Basic and Diluted Profit (Loss) Per Share	$(6.99)	$1.35	$(5.64)	$(10.02)	$1.89	$(8.13)

Weighted Average Number Of Shares Outstanding	713,889	-	713,889	579,664	-	579,664

BriaCell Therapeutics Corp

Notes to the Consolidated Financial Statements

For the Years Ended July 31, 2021 and 2020

(Expressed in US Dollars)

2 Basis of Presentation (continued)

Functional Currency and Presentation Currency (continued)

The following shows the restatement of prior period information (continued):

	July, 31 2020 reported,CAD	Foreign Currency Translation	July, 31 2020 restated,USD	August, 1 2019 reported,CAD	Foreign Currency Translation	August, 1 2019 restated,USD

Cash flow from operating activities
Net loss for the year	$(4,944,221)	$919,685	$(4,024,536)	$(5,789,662)	$1,076,873	$(4,712,789)
Items not affecting cash:
Depreciation and amortization	18,741	(3,486)	15,255	18,743	(3,486)	15,257
Share-based compensation	2,071	(385)	1,686	60,586	(11,269)	49,317
Accrued interest expense	36,216	(6,736)	29,480	-	-	-
Gain from government grant	(28,604)	5,320	(23,284)	-	-	-
Change in fair value of convertible debt	79,119	(14,734)	64,385	(420,585)	78,228	(342,357)
Changes in non-cash working capital:
Amounts receivable	(24,201)	1,686	(22,515)	15,516	(2,886)	12,630
Prepaid expenses	(256,777)	39,017	(217,760)	137,067	(25,494)	111,573
Security deposits				172,980	(32,174)	140,806
Accounts payable and accrued liabilities	3,562,494	(651,106)	2,911,388	710,460	(132,141)	578,319
	(1,555,162)	289,261	(1,265,901)	(5,094,895)	947,651	(4,147,244)

Cash flow from investing activities
Change in short-term investments	-	-	-	1,341,043	(249,434)	1,091,609
	-	-	-	1,341,043	(249,434)	1,091,609

Cash flow from financing activities
Proceeds for private placements	1,414,744	(263,142)	1,151,601	2,973,324	(553,038)	2,420,286
Proceeds from exercise of warrants	-	-	-	140,000	(26,040)	113,960
Repayment of unsecured convertible loan	(477,559)	88,826	(388,733)	-	-	-
Short-term loan	505,159	(93,960)	411,199	(117,540)	21,862	(95,678)
	1,442,344	(268,276)	1,174,067	2,995,784	(557,216)	2,438,568

Increase (Decrease) in cash and cash equivalents	(112,818)	20,984	(91,834)	(758,068)	141,001	(617,067)
Effect of changes in foreign exchange	(53,994)	10,043	(43,951)	12,536	(2,332)	10,204
Cash and cash equivalents, beginning of year	192,916	(35,882)	157,034	938,448	(174,551)	763,897

Cash and cash equivalents, end of year	$26,104	$(4,855)	$21,249	$192,916	$(35,882)	$157,034

BriaCell Therapeutics Corp

Notes to the Consolidated Financial Statements

For the Years Ended July 31, 2021 and 2020

(Expressed in US Dollars)